LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Debt Instrument [Line Items]
Loans Payable to Bank	$ 16,099	$ 16,100
Less: current portion	(326)	(320)
Long-term bank loans	15,773	15,780
MYR-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	819	842
SGD-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	280	258
US Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 15,000	$ 15,000